Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ProFunds
Entity Central Index Key	0001039803
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
C000226851
Shareholder Report [Line Items]
Fund Name	Access Flex Bear High Yield ProFund
Class Name	Investor
Trading Symbol	AFBIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	1.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.78%
AssetsNet	$ 518,213
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$518,213
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000226852
Shareholder Report [Line Items]
Fund Name	Access Flex Bear High Yield ProFund
Class Name	Service
Trading Symbol	AFBSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$138	2.78%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	2.78%
AssetsNet	$ 518,213
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$518,213
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000226849
Shareholder Report [Line Items]
Fund Name	Access Flex High Yield ProFund
Class Name	Investor
Trading Symbol	FYAIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.51%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.51%
AssetsNet	$ 13,649,443
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 73,541
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$13,649,443
Number of Holdings*	5
Net Investment Advisory Fees	$73,541
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000226850
Shareholder Report [Line Items]
Fund Name	Access Flex High Yield ProFund
Class Name	Service
Trading Symbol	FYASX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$128	2.51%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.51%
AssetsNet	$ 13,649,443
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 73,541
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$13,649,443
Number of Holdings*	5
Net Investment Advisory Fees	$73,541
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008397
Shareholder Report [Line Items]
Fund Name	Banks UltraSector ProFund
Class Name	Investor
Trading Symbol	BKPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	1.66%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.66%
AssetsNet	$ 8,805,762
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 31,958
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,805,762
Number of Holdings*	105
Net Investment Advisory Fees	$31,958
Portfolio Turnover	21%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Axos Financial, Inc.	1.0%
Jackson Financial, Inc. - Class A	1.0%
Glacier Bancorp, Inc.	1.0%
WSFS Financial Corp.	1.0%
Popular, Inc.	0.9%

C000008398
Shareholder Report [Line Items]
Fund Name	Banks UltraSector ProFund
Class Name	Service
Trading Symbol	BKPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$146	2.66%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	2.66%
AssetsNet	$ 8,805,762
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 31,958
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,805,762
Number of Holdings*	105
Net Investment Advisory Fees	$31,958
Portfolio Turnover	21%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Axos Financial, Inc.	1.0%
Jackson Financial, Inc. - Class A	1.0%
Glacier Bancorp, Inc.	1.0%
WSFS Financial Corp.	1.0%
Popular, Inc.	0.9%

C000008368
Shareholder Report [Line Items]
Fund Name	Bear ProFund
Class Name	Investor
Trading Symbol	BRPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	1.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.78%
AssetsNet	$ 6,701,136
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 23,474
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$6,701,136
Number of Holdings*	5
Net Investment Advisory Fees	$23,474
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008369
Shareholder Report [Line Items]
Fund Name	Bear ProFund
Class Name	Service
Trading Symbol	BRPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$135	2.78%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.78%
AssetsNet	$ 6,701,136
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 23,474
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$6,701,136
Number of Holdings*	5
Net Investment Advisory Fees	$23,474
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008429
Shareholder Report [Line Items]
Fund Name	Biotechnology UltraSector ProFund
Class Name	Investor
Trading Symbol	BIPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$97	1.41%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.41%
AssetsNet	$ 176,253,242
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 418,630
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$176,253,242
Number of Holdings*	151
Net Investment Advisory Fees	$418,630
Portfolio Turnover	45%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Moderna, Inc.	1.4%
Mirum Pharmaceuticals, Inc.	1.2%
REVOLUTION Medicines, Inc.	1.2%
Vaxcyte, Inc.	1.1%
Amicus Therapeutics, Inc.	1.1%

C000008430
Shareholder Report [Line Items]
Fund Name	Biotechnology UltraSector ProFund
Class Name	Service
Trading Symbol	BIPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$164	2.40%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	2.40%
AssetsNet	$ 176,253,242
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 418,630
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$176,253,242
Number of Holdings*	151
Net Investment Advisory Fees	$418,630
Portfolio Turnover	45%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Moderna, Inc.	1.4%
Mirum Pharmaceuticals, Inc.	1.2%
REVOLUTION Medicines, Inc.	1.2%
Vaxcyte, Inc.	1.1%
Amicus Therapeutics, Inc.	1.1%

C000229022
Shareholder Report [Line Items]
Fund Name	Bitcoin ProFund
Class Name	Investor
Trading Symbol	BTCFX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Bitcoin ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	1.10%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.10%
AssetsNet	$ 439,899,739
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,326,438
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$439,899,739
Number of Holdings*	3
Net Investment Advisory Fees	$1,326,438
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Bitcoin ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008334
Shareholder Report [Line Items]
Fund Name	Bull ProFund
Class Name	Investor
Trading Symbol	BLPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.41%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.41%
AssetsNet	$ 54,226,161
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 261,805
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$54,226,161
Number of Holdings*	509
Net Investment Advisory Fees	$261,805
Portfolio Turnover	121%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.6%
Apple, Inc.	4.6%
Microsoft Corp.	3.9%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class A	2.4%

C000008335
Shareholder Report [Line Items]
Fund Name	Bull ProFund
Class Name	Service
Trading Symbol	BLPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$127	2.41%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.41%
AssetsNet	$ 54,226,161
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 261,805
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$54,226,161
Number of Holdings*	509
Net Investment Advisory Fees	$261,805
Portfolio Turnover	121%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.6%
Apple, Inc.	4.6%
Microsoft Corp.	3.9%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class A	2.4%

C000008415
Shareholder Report [Line Items]
Fund Name	Communication Services UltraSector ProFund
Class Name	Investor
Trading Symbol	WCPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	1.72%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.72%
AssetsNet	$ 36,204,576
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 117,416
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$36,204,576
Number of Holdings*	28
Net Investment Advisory Fees	$117,416
Portfolio Turnover	149%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	15.3%
Alphabet, Inc. - Class A	8.2%
Alphabet, Inc. - Class C	6.5%
Verizon Communications, Inc.	3.6%
Netflix, Inc.	3.5%

C000008416
Shareholder Report [Line Items]
Fund Name	Communication Services UltraSector ProFund
Class Name	Service
Trading Symbol	WCPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$148	2.72%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	2.72%
AssetsNet	$ 36,204,576
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 117,416
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$36,204,576
Number of Holdings*	28
Net Investment Advisory Fees	$117,416
Portfolio Turnover	149%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	15.3%
Alphabet, Inc. - Class A	8.2%
Alphabet, Inc. - Class C	6.5%
Verizon Communications, Inc.	3.6%
Netflix, Inc.	3.5%

C000008431
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary UltraSector ProFund
Class Name	Investor
Trading Symbol	CYPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.55%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.55%
AssetsNet	$ 26,196,682
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 136,325
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$26,196,682
Number of Holdings*	53
Net Investment Advisory Fees	$136,325
Portfolio Turnover	83%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	19.5%
Tesla, Inc.	16.3%
The Home Depot, Inc.	5.0%
McDonald's Corp.	3.8%
The TJX Cos., Inc.	3.1%

C000008432
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary UltraSector ProFund
Class Name	Service
Trading Symbol	CYPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$136	2.55%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.55%
AssetsNet	$ 26,196,682
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 136,325
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$26,196,682
Number of Holdings*	53
Net Investment Advisory Fees	$136,325
Portfolio Turnover	83%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	19.5%
Tesla, Inc.	16.3%
The Home Depot, Inc.	5.0%
McDonald's Corp.	3.8%
The TJX Cos., Inc.	3.1%

C000008433
Shareholder Report [Line Items]
Fund Name	Consumer Staples UltraSector ProFund
Class Name	Investor
Trading Symbol	CNPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	1.78%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.78%
AssetsNet	$ 8,408,531
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 8,220
InvestmentCompanyPortfolioTurnover	1004.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,408,531
Number of Holdings*	41
Net Investment Advisory Fees	$8,220
Portfolio Turnover	1004%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Walmart, Inc.	8.7%
Costco Wholesale Corp.	7.0%
The Procter & Gamble Co.	5.9%
The Coca-Cola Co.	4.9%
Philip Morris International, Inc.	4.7%

C000008434
Shareholder Report [Line Items]
Fund Name	Consumer Staples UltraSector ProFund
Class Name	Service
Trading Symbol	CNPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$144	2.78%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.78%
AssetsNet	$ 8,408,531
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 8,220
InvestmentCompanyPortfolioTurnover	1004.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,408,531
Number of Holdings*	41
Net Investment Advisory Fees	$8,220
Portfolio Turnover	1004%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Walmart, Inc.	8.7%
Costco Wholesale Corp.	7.0%
The Procter & Gamble Co.	5.9%
The Coca-Cola Co.	4.9%
Philip Morris International, Inc.	4.7%

C000251052
Shareholder Report [Line Items]
Fund Name	Ether ProFund
Class Name	Investor
Trading Symbol	ETHFX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Ether ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.62%
AssetsNet	$ 8,600,811
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 19,658
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,600,811
Number of Holdings*	3
Net Investment Advisory Fees	$19,658
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings

The Ether ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

C000008435
Shareholder Report [Line Items]
Fund Name	Energy UltraSector ProFund
Class Name	Investor
Trading Symbol	ENPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.59%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.59%
AssetsNet	$ 17,999,623
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 66,923
InvestmentCompanyPortfolioTurnover	266.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$17,999,623
Number of Holdings*	27
Net Investment Advisory Fees	$66,923
Portfolio Turnover	266%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Exxon Mobil Corp.	19.0%
Chevron Corp.	13.9%
ConocoPhillips	5.3%
SLB, Ltd.	3.5%
The Williams Cos., Inc.	3.5%

C000008436
Shareholder Report [Line Items]
Fund Name	Energy UltraSector ProFund
Class Name	Service
Trading Symbol	ENPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$147	2.58%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	2.58%
AssetsNet	$ 17,999,623
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 66,923
InvestmentCompanyPortfolioTurnover	266.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$17,999,623
Number of Holdings*	27
Net Investment Advisory Fees	$66,923
Portfolio Turnover	266%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Exxon Mobil Corp.	19.0%
Chevron Corp.	13.9%
ConocoPhillips	5.3%
SLB, Ltd.	3.5%
The Williams Cos., Inc.	3.5%

C000008338
Shareholder Report [Line Items]
Fund Name	Europe 30 ProFund
Class Name	Investor
Trading Symbol	UEPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$101	1.78%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.78%
AssetsNet	$ 5,612,172
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 14,631
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,612,172
Number of Holdings*	30
Net Investment Advisory Fees	$14,631
Portfolio Turnover	313%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
ASML Holding N.V.	6.3%
HSBC Holdings PLC	6.0%
Novo Nordisk A/S	5.6%
Shell PLC	4.8%
Rio Tinto PLC	4.1%

C000008339
Shareholder Report [Line Items]
Fund Name	Europe 30 ProFund
Class Name	Service
Trading Symbol	UEPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$157	2.78%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	2.78%
AssetsNet	$ 5,612,172
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 14,631
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,612,172
Number of Holdings*	30
Net Investment Advisory Fees	$14,631
Portfolio Turnover	313%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
ASML Holding N.V.	6.3%
HSBC Holdings PLC	6.0%
Novo Nordisk A/S	5.6%
Shell PLC	4.8%
Rio Tinto PLC	4.1%

C000008427
Shareholder Report [Line Items]
Fund Name	Falling U.S. Dollar ProFund
Class Name	Investor
Trading Symbol	FDPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,702,947
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,702,947
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008428
Shareholder Report [Line Items]
Fund Name	Falling U.S. Dollar ProFund
Class Name	Service
Trading Symbol	FDPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$142	2.78%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,702,947
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,702,947
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008437
Shareholder Report [Line Items]
Fund Name	Financials UltraSector ProFund
Class Name	Investor
Trading Symbol	FNPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	1.58%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%
AssetsNet	$ 8,158,841
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 83,936
InvestmentCompanyPortfolioTurnover	261.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,158,841
Number of Holdings*	82
Net Investment Advisory Fees	$83,936
Portfolio Turnover	261%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	8.9%
JPMorgan Chase & Co.	8.4%
Visa, Inc. - Class A	5.5%
MasterCard, Inc. - Class A	4.5%
Bank of America Corp.	3.6%

C000008438
Shareholder Report [Line Items]
Fund Name	Financials UltraSector ProFund
Class Name	Service
Trading Symbol	FNPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$132	2.58%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.58%
AssetsNet	$ 8,158,841
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 83,936
InvestmentCompanyPortfolioTurnover	261.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,158,841
Number of Holdings*	82
Net Investment Advisory Fees	$83,936
Portfolio Turnover	261%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	8.9%
JPMorgan Chase & Co.	8.4%
Visa, Inc. - Class A	5.5%
MasterCard, Inc. - Class A	4.5%
Bank of America Corp.	3.6%

C000008439
Shareholder Report [Line Items]
Fund Name	Health Care UltraSector ProFund
Class Name	Investor
Trading Symbol	HCPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	1.66%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.66%
AssetsNet	$ 38,039,234
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 84,001
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$38,039,234
Number of Holdings*	65
Net Investment Advisory Fees	$84,001
Portfolio Turnover	205%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.1%
AbbVie, Inc.	5.9%
Merck & Co., Inc.	4.1%
UnitedHealth Group, Inc.	3.9%

C000008440
Shareholder Report [Line Items]
Fund Name	Health Care UltraSector ProFund
Class Name	Service
Trading Symbol	HCPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$152	2.66%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	2.66%
AssetsNet	$ 38,039,234
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 84,001
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$38,039,234
Number of Holdings*	65
Net Investment Advisory Fees	$84,001
Portfolio Turnover	205%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.1%
AbbVie, Inc.	5.9%
Merck & Co., Inc.	4.1%
UnitedHealth Group, Inc.	3.9%

C000008441
Shareholder Report [Line Items]
Fund Name	Industrials UltraSector ProFund
Class Name	Investor
Trading Symbol	IDPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	1.78%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.78%
AssetsNet	$ 11,398,287
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 9,781
InvestmentCompanyPortfolioTurnover	882.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,398,287
Number of Holdings*	85
Net Investment Advisory Fees	$9,781
Portfolio Turnover	882%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
General Electric Co.	4.6%
Caterpillar, Inc.	4.4%
RTX Corp.	3.9%
GE Vernova, Inc.	2.8%
The Boeing Co.	2.6%

C000008442
Shareholder Report [Line Items]
Fund Name	Industrials UltraSector ProFund
Class Name	Service
Trading Symbol	IDPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$148	2.78%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	2.78%
AssetsNet	$ 11,398,287
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 9,781
InvestmentCompanyPortfolioTurnover	882.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,398,287
Number of Holdings*	85
Net Investment Advisory Fees	$9,781
Portfolio Turnover	882%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
General Electric Co.	4.6%
Caterpillar, Inc.	4.4%
RTX Corp.	3.9%
GE Vernova, Inc.	2.8%
The Boeing Co.	2.6%

C000008399
Shareholder Report [Line Items]
Fund Name	Internet UltraSector ProFund
Class Name	Investor
Trading Symbol	INPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.32%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.32%
AssetsNet	$ 83,251,438
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 375,110
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$83,251,438
Number of Holdings*	46
Net Investment Advisory Fees	$375,110
Portfolio Turnover	9%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	9.8%
Amazon.com, Inc.	9.2%
Netflix, Inc.	6.7%
Cisco Systems, Inc.	5.8%
Alphabet, Inc. - Class A	5.2%

C000008400
Shareholder Report [Line Items]
Fund Name	Internet UltraSector ProFund
Class Name	Service
Trading Symbol	INPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	2.32%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.32%
AssetsNet	$ 83,251,438
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 375,110
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$83,251,438
Number of Holdings*	46
Net Investment Advisory Fees	$375,110
Portfolio Turnover	9%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	9.8%
Amazon.com, Inc.	9.2%
Netflix, Inc.	6.7%
Cisco Systems, Inc.	5.8%
Alphabet, Inc. - Class A	5.2%

C000008360
Shareholder Report [Line Items]
Fund Name	Large-Cap Growth ProFund
Class Name	Investor
Trading Symbol	LGPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.61%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.61%
AssetsNet	$ 19,250,633
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 87,998
InvestmentCompanyPortfolioTurnover	322.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$19,250,633
Number of Holdings*	145
Net Investment Advisory Fees	$87,998
Portfolio Turnover	322%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	14.7%
Microsoft Corp.	10.1%
Alphabet, Inc. - Class A	6.2%
Apple, Inc.	6.1%
Alphabet, Inc. - Class C	5.0%

C000008361
Shareholder Report [Line Items]
Fund Name	Large-Cap Growth ProFund
Class Name	Service
Trading Symbol	LGPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$136	2.59%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.59%
AssetsNet	$ 19,250,633
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 87,998
InvestmentCompanyPortfolioTurnover	322.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$19,250,633
Number of Holdings*	145
Net Investment Advisory Fees	$87,998
Portfolio Turnover	322%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	14.7%
Microsoft Corp.	10.1%
Alphabet, Inc. - Class A	6.2%
Apple, Inc.	6.1%
Alphabet, Inc. - Class C	5.0%

C000008358
Shareholder Report [Line Items]
Fund Name	Large-Cap Value ProFund
Class Name	Investor
Trading Symbol	LVPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	1.78%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.78%
AssetsNet	$ 5,070,625
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 53,990
InvestmentCompanyPortfolioTurnover	1145.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,070,625
Number of Holdings*	446
Net Investment Advisory Fees	$53,990
Portfolio Turnover	1145%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apple, Inc.	6.9%
Amazon.com, Inc.	3.9%
Exxon Mobil Corp.	2.1%
Walmart, Inc.	1.9%
Tesla, Inc.	1.6%

C000008359
Shareholder Report [Line Items]
Fund Name	Large-Cap Value ProFund
Class Name	Service
Trading Symbol	LVPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$147	2.78%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	2.78%
AssetsNet	$ 5,070,625
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 53,990
InvestmentCompanyPortfolioTurnover	1145.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,070,625
Number of Holdings*	446
Net Investment Advisory Fees	$53,990
Portfolio Turnover	1145%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apple, Inc.	6.9%
Amazon.com, Inc.	3.9%
Exxon Mobil Corp.	2.1%
Walmart, Inc.	1.9%
Tesla, Inc.	1.6%

C000008419
Shareholder Report [Line Items]
Fund Name	Materials UltraSector ProFund
Class Name	Investor
Trading Symbol	BMPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.57%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.57%
AssetsNet	$ 33,791,040
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 29,590
InvestmentCompanyPortfolioTurnover	314.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$33,791,040
Number of Holdings*	31
Net Investment Advisory Fees	$29,590
Portfolio Turnover	314%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Linde PLC	9.9%
Newmont Corp.	5.7%
Freeport-McMoRan, Inc.	4.0%
CRH plc	3.8%
The Sherwin-Williams Co.	3.8%

C000008420
Shareholder Report [Line Items]
Fund Name	Materials UltraSector ProFund
Class Name	Service
Trading Symbol	BMPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$141	2.57%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	2.57%
AssetsNet	$ 33,791,040
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 29,590
InvestmentCompanyPortfolioTurnover	314.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$33,791,040
Number of Holdings*	31
Net Investment Advisory Fees	$29,590
Portfolio Turnover	314%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Linde PLC	9.9%
Newmont Corp.	5.7%
Freeport-McMoRan, Inc.	4.0%
CRH plc	3.8%
The Sherwin-Williams Co.	3.8%

C000008364
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth ProFund
Class Name	Investor
Trading Symbol	MGPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	1.78%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.78%
AssetsNet	$ 4,524,237
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 12,230
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$4,524,237
Number of Holdings*	245
Net Investment Advisory Fees	$12,230
Portfolio Turnover	175%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Ciena Corp.	2.0%
Coherent Corp.	1.9%
Lumentum Holdings, Inc.	1.6%
Curtiss-Wright Corp.	1.4%
Flex, Ltd.	1.3%

C000008365
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth ProFund
Class Name	Service
Trading Symbol	MGPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$145	2.78%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	2.78%
AssetsNet	$ 4,524,237
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 12,230
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$4,524,237
Number of Holdings*	245
Net Investment Advisory Fees	$12,230
Portfolio Turnover	175%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Ciena Corp.	2.0%
Coherent Corp.	1.9%
Lumentum Holdings, Inc.	1.6%
Curtiss-Wright Corp.	1.4%
Flex, Ltd.	1.3%

C000008352
Shareholder Report [Line Items]
Fund Name	Mid-Cap ProFund
Class Name	Investor
Trading Symbol	MDPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	1.78%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.78%
AssetsNet	$ 9,239,877
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 17,723
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,239,877
Number of Holdings*	405
Net Investment Advisory Fees	$17,723
Portfolio Turnover	372%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Ciena Corp.	0.9%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.7%
Curtiss-Wright Corp.	0.6%
Flex, Ltd.	0.6%

C000008353
Shareholder Report [Line Items]
Fund Name	Mid-Cap ProFund
Class Name	Service
Trading Symbol	MDPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$146	2.78%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	2.78%
AssetsNet	$ 9,239,877
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 17,723
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,239,877
Number of Holdings*	405
Net Investment Advisory Fees	$17,723
Portfolio Turnover	372%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Ciena Corp.	0.9%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.7%
Curtiss-Wright Corp.	0.6%
Flex, Ltd.	0.6%

C000008362
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value ProFund
Class Name	Investor
Trading Symbol	MLPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	1.78%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.78%
AssetsNet	$ 2,244,802
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2205.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,244,802
Number of Holdings*	304
Net Investment Advisory Fees	$0
Portfolio Turnover	2205%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
US Foods Holding Corp.	1.1%
Reliance, Inc.	1.1%
Jones Lang LaSalle, Inc.	1.1%
Annaly Capital Management, Inc.	1.0%
Performance Food Group Co.	0.9%

C000008363
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value ProFund
Class Name	Service
Trading Symbol	MLPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$147	2.78%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	2.78%
AssetsNet	$ 2,244,802
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2205.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,244,802
Number of Holdings*	304
Net Investment Advisory Fees	$0
Portfolio Turnover	2205%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
US Foods Holding Corp.	1.1%
Reliance, Inc.	1.1%
Jones Lang LaSalle, Inc.	1.1%
Annaly Capital Management, Inc.	1.0%
Performance Food Group Co.	0.9%

C000008356
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 ProFund
Class Name	Investor
Trading Symbol	OTPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.48%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.48%
AssetsNet	$ 128,249,053
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 522,764
InvestmentCompanyPortfolioTurnover	263.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$128,249,053
Number of Holdings*	106
Net Investment Advisory Fees	$522,764
Portfolio Turnover	263%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	4.3%
Apple, Inc.	3.6%
Microsoft Corp.	2.9%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.0%

C000008357
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 ProFund
Class Name	Service
Trading Symbol	OTPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$131	2.48%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.48%
AssetsNet	$ 128,249,053
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 522,764
InvestmentCompanyPortfolioTurnover	263.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$128,249,053
Number of Holdings*	106
Net Investment Advisory Fees	$522,764
Portfolio Turnover	263%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	4.3%
Apple, Inc.	3.6%
Microsoft Corp.	2.9%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.0%

C000012315
Shareholder Report [Line Items]
Fund Name	Oil & Gas Equipment & Services UltraSector ProFund
Class Name	Investor
Trading Symbol	OEPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$104	1.50%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.50%
AssetsNet	$ 18,940,290
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 44,314
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$18,940,290
Number of Holdings*	35
Net Investment Advisory Fees	$44,314
Portfolio Turnover	34%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Liberty Energy, Inc.	3.5%
SLB, Ltd.	3.5%
TechnipFMC PLC	3.5%
Baker Hughes Co.	3.4%
Patterson-UTI Energy, Inc.	3.4%

C000012316
Shareholder Report [Line Items]
Fund Name	Oil & Gas Equipment & Services UltraSector ProFund
Class Name	Service
Trading Symbol	OEPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$173	2.50%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	2.50%
AssetsNet	$ 18,940,290
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 44,314
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$18,940,290
Number of Holdings*	35
Net Investment Advisory Fees	$44,314
Portfolio Turnover	34%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Liberty Energy, Inc.	3.5%
SLB, Ltd.	3.5%
TechnipFMC PLC	3.5%
Baker Hughes Co.	3.4%
Patterson-UTI Energy, Inc.	3.4%

C000008401
Shareholder Report [Line Items]
Fund Name	Pharmaceuticals UltraSector ProFund
Class Name	Investor
Trading Symbol	PHPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$113	1.78%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,902,249
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 9,043
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,902,249
Number of Holdings*	64
Net Investment Advisory Fees	$9,043
Portfolio Turnover	194%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Definium Therapeutics, Inc.	2.0%
Liquidia Corp.	1.9%
MBX Biosciences, Inc.	1.9%
Axsome Therapeutics, Inc.	1.8%
Organon & Co.	1.8%

C000008402
Shareholder Report [Line Items]
Fund Name	Pharmaceuticals UltraSector ProFund
Class Name	Service
Trading Symbol	PHPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$176	2.78%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	2.78%
AssetsNet	$ 3,902,249
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 9,043
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,902,249
Number of Holdings*	64
Net Investment Advisory Fees	$9,043
Portfolio Turnover	194%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Definium Therapeutics, Inc.	2.0%
Liquidia Corp.	1.9%
MBX Biosciences, Inc.	1.9%
Axsome Therapeutics, Inc.	1.8%
Organon & Co.	1.8%

C000008403
Shareholder Report [Line Items]
Fund Name	Precious Metals UltraSector ProFund
Class Name	Investor
Trading Symbol	PMPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$112	1.34%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.34%
AssetsNet	$ 129,390,553
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 332,738
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$129,390,553
Number of Holdings*	44
Net Investment Advisory Fees	$332,738
Portfolio Turnover	68%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Newmont Corp.	13.2%
Agnico Eagle Mines, Ltd.	10.3%
Barrick Mining Corp.	8.3%
Wheaton Precious Metals Corp.	6.5%
Franco-Nevada Corp.	4.9%

C000008404
Shareholder Report [Line Items]
Fund Name	Precious Metals UltraSector ProFund
Class Name	Service
Trading Symbol	PMPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$196	2.34%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	2.34%
AssetsNet	$ 129,390,553
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 332,738
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$129,390,553
Number of Holdings*	44
Net Investment Advisory Fees	$332,738
Portfolio Turnover	68%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Newmont Corp.	13.2%
Agnico Eagle Mines, Ltd.	10.3%
Barrick Mining Corp.	8.3%
Wheaton Precious Metals Corp.	6.5%
Franco-Nevada Corp.	4.9%

C000008405
Shareholder Report [Line Items]
Fund Name	Real Estate UltraSector ProFund
Class Name	Investor
Trading Symbol	REPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,211,802
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 833
InvestmentCompanyPortfolioTurnover	1131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,211,802
Number of Holdings*	36
Net Investment Advisory Fees	$833
Portfolio Turnover	1131%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Welltower, Inc.	7.3%
Prologis, Inc.	6.9%
American Tower Corp. - Class A	4.7%
Equinix, Inc.	4.6%
Simon Property Group, Inc.	3.5%

C000008406
Shareholder Report [Line Items]
Fund Name	Real Estate UltraSector ProFund
Class Name	Service
Trading Symbol	REPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	2.78%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.78%
AssetsNet	$ 3,211,802
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 833
InvestmentCompanyPortfolioTurnover	1131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,211,802
Number of Holdings*	36
Net Investment Advisory Fees	$833
Portfolio Turnover	1131%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Welltower, Inc.	7.3%
Prologis, Inc.	6.9%
American Tower Corp. - Class A	4.7%
Equinix, Inc.	4.6%
Simon Property Group, Inc.	3.5%

C000008421
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity 10 ProFund
Class Name	Investor
Trading Symbol	RTPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%
AssetsNet	$ 529,574
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$529,574
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008422
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity 10 ProFund
Class Name	Service
Trading Symbol	RTPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	2.78%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.78%
AssetsNet	$ 529,574
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$529,574
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008423
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity ProFund
Class Name	Investor
Trading Symbol	RRPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.68%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%
AssetsNet	$ 10,303,001
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 28,883
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,303,001
Number of Holdings*	5
Net Investment Advisory Fees	$28,883
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008424
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity ProFund
Class Name	Service
Trading Symbol	RRPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$135	2.68%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.68%
AssetsNet	$ 10,303,001
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 28,883
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,303,001
Number of Holdings*	5
Net Investment Advisory Fees	$28,883
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008425
Shareholder Report [Line Items]
Fund Name	Rising U.S. Dollar ProFund
Class Name	Investor
Trading Symbol	RDPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	1.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.78%
AssetsNet	$ 9,402,205
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 21,232
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,402,205
Number of Holdings*	5
Net Investment Advisory Fees	$21,232
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008426
Shareholder Report [Line Items]
Fund Name	Rising U.S. Dollar ProFund
Class Name	Service
Trading Symbol	RDPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.78%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.78%
AssetsNet	$ 9,402,205
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 21,232
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,402,205
Number of Holdings*	5
Net Investment Advisory Fees	$21,232
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008407
Shareholder Report [Line Items]
Fund Name	Semiconductor UltraSector ProFund
Class Name	Investor
Trading Symbol	SMPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	1.32%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.32%
AssetsNet	$ 552,555,113
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,922,080
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$552,555,113
Number of Holdings*	40
Net Investment Advisory Fees	$1,922,080
Portfolio Turnover	110%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	24.6%
Broadcom, Inc.	8.3%
Micron Technology, Inc.	2.5%
Advanced Micro Devices, Inc.	2.0%
Lam Research Corp.	1.6%

C000008408
Shareholder Report [Line Items]
Fund Name	Semiconductor UltraSector ProFund
Class Name	Service
Trading Symbol	SMPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$134	2.32%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.32%
AssetsNet	$ 552,555,113
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,922,080
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$552,555,113
Number of Holdings*	40
Net Investment Advisory Fees	$1,922,080
Portfolio Turnover	110%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	24.6%
Broadcom, Inc.	8.3%
Micron Technology, Inc.	2.5%
Advanced Micro Devices, Inc.	2.0%
Lam Research Corp.	1.6%

C000236592
Shareholder Report [Line Items]
Fund Name	Short Bitcoin ProFund
Class Name	Investor
Trading Symbol	BITIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Bitcoin ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.18%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.18%
AssetsNet	$ 2,617,899
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,617,899
Number of Holdings*	3
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Bitcoin ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008386
Shareholder Report [Line Items]
Fund Name	Short Energy ProFund
Class Name	Investor
Trading Symbol	SNPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.78%
AssetsNet	$ 618,782
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$618,782
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008387
Shareholder Report [Line Items]
Fund Name	Short Energy ProFund
Class Name	Service
Trading Symbol	SNPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$130	2.78%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.78%
AssetsNet	$ 618,782
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$618,782
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008374
Shareholder Report [Line Items]
Fund Name	Short Nasdaq-100 ProFund
Class Name	Investor
Trading Symbol	SOPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,261,050
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,261,050
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008375
Shareholder Report [Line Items]
Fund Name	Short Nasdaq-100 ProFund
Class Name	Service
Trading Symbol	SOPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$135	2.78%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.78%
AssetsNet	$ 3,261,050
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,261,050
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000012306
Shareholder Report [Line Items]
Fund Name	Short Precious Metals ProFund
Class Name	Investor
Trading Symbol	SPPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.79%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.79%
AssetsNet	$ 16,043,037
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 29,407
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$16,043,037
Number of Holdings*	5
Net Investment Advisory Fees	$29,407
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000012307
Shareholder Report [Line Items]
Fund Name	Short Precious Metals ProFund
Class Name	Service
Trading Symbol	SPPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	2.79%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.79%
AssetsNet	$ 16,043,037
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 29,407
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$16,043,037
Number of Holdings*	5
Net Investment Advisory Fees	$29,407
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008370
Shareholder Report [Line Items]
Fund Name	Short Real Estate ProFund
Class Name	Investor
Trading Symbol	SRPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%
AssetsNet	$ 563,613
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$563,613
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008371
Shareholder Report [Line Items]
Fund Name	Short Real Estate ProFund
Class Name	Service
Trading Symbol	SRPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.78%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.78%
AssetsNet	$ 563,613
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$563,613
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008372
Shareholder Report [Line Items]
Fund Name	Short Small-Cap ProFund
Class Name	Investor
Trading Symbol	SHPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.78%
AssetsNet	$ 630,623
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$630,623
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008373
Shareholder Report [Line Items]
Fund Name	Short Small-Cap ProFund
Class Name	Service
Trading Symbol	SHPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$130	2.78%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.78%
AssetsNet	$ 630,623
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$630,623
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008336
Shareholder Report [Line Items]
Fund Name	Small-Cap Growth ProFund
Class Name	Investor
Trading Symbol	SGPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	1.78%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,776,279
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,776,279
Number of Holdings*	335
Net Investment Advisory Fees	$0
Portfolio Turnover	103%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Arrowhead Pharmaceuticals, Inc.	1.2%
Moog, Inc. - Class A	1.1%
InterDigital, Inc.	1.1%
CareTrust REIT, Inc.	1.1%
John Bean Technologies Corp.	1.0%

C000008337
Shareholder Report [Line Items]
Fund Name	Small-Cap Growth ProFund
Class Name	Service
Trading Symbol	SGPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$147	2.78%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	2.78%
AssetsNet	$ 3,776,279
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,776,279
Number of Holdings*	335
Net Investment Advisory Fees	$0
Portfolio Turnover	103%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Arrowhead Pharmaceuticals, Inc.	1.2%
Moog, Inc. - Class A	1.1%
InterDigital, Inc.	1.1%
CareTrust REIT, Inc.	1.1%
John Bean Technologies Corp.	1.0%

C000008354
Shareholder Report [Line Items]
Fund Name	Small-Cap ProFund
Class Name	Investor
Trading Symbol	SLPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	1.78%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.78%
AssetsNet	$ 12,048,648
Holdings Count | Holding	1,951
Advisory Fees Paid, Amount	$ 15,152
InvestmentCompanyPortfolioTurnover	258.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$12,048,648
Number of Holdings*	1,951
Net Investment Advisory Fees	$15,152
Portfolio Turnover	258%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Bloom Energy Corp. - Class A	0.3%
Credo Technology Group Holding, Ltd.	0.2%
Fabrinet	0.2%
Kratos Defense & Security Solutions, Inc.	0.2%
Nextpower, Inc. - Class A	0.2%

C000008355
Shareholder Report [Line Items]
Fund Name	Small-Cap ProFund
Class Name	Service
Trading Symbol	SLPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$152	2.78%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	2.78%
AssetsNet	$ 12,048,648
Holdings Count | Holding	1,951
Advisory Fees Paid, Amount	$ 15,152
InvestmentCompanyPortfolioTurnover	258.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$12,048,648
Number of Holdings*	1,951
Net Investment Advisory Fees	$15,152
Portfolio Turnover	258%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Bloom Energy Corp. - Class A	0.3%
Credo Technology Group Holding, Ltd.	0.2%
Fabrinet	0.2%
Kratos Defense & Security Solutions, Inc.	0.2%
Nextpower, Inc. - Class A	0.2%

C000008366
Shareholder Report [Line Items]
Fund Name	Small-Cap Value ProFund
Class Name	Investor
Trading Symbol	SVPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	1.78%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.78%
AssetsNet	$ 5,333,436
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 21,574
InvestmentCompanyPortfolioTurnover	621.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,333,436
Number of Holdings*	466
Net Investment Advisory Fees	$21,574
Portfolio Turnover	621%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
LKQ Corp.	1.1%
Jackson Financial, Inc. - Class A	1.0%
Eastman Chemical Co.	1.0%
Lincoln National Corp.	0.9%
CarMax, Inc.	0.8%

C000008367
Shareholder Report [Line Items]
Fund Name	Small-Cap Value ProFund
Class Name	Service
Trading Symbol	SVPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$154	2.78%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	2.78%
AssetsNet	$ 5,333,436
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 21,574
InvestmentCompanyPortfolioTurnover	621.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,333,436
Number of Holdings*	466
Net Investment Advisory Fees	$21,574
Portfolio Turnover	621%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
LKQ Corp.	1.1%
Jackson Financial, Inc. - Class A	1.0%
Eastman Chemical Co.	1.0%
Lincoln National Corp.	0.9%
CarMax, Inc.	0.8%

C000008409
Shareholder Report [Line Items]
Fund Name	Technology UltraSector ProFund
Class Name	Investor
Trading Symbol	TEPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.39%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.39%
AssetsNet	$ 93,220,155
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 362,028
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$93,220,155
Number of Holdings*	75
Net Investment Advisory Fees	$362,028
Portfolio Turnover	20%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	12.3%
Apple, Inc.	10.2%
Microsoft Corp.	8.5%
Broadcom, Inc.	4.1%
Micron Technology, Inc.	3.2%

C000008410
Shareholder Report [Line Items]
Fund Name	Technology UltraSector ProFund
Class Name	Service
Trading Symbol	TEPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$128	2.39%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.39%
AssetsNet	$ 93,220,155
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 362,028
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$93,220,155
Number of Holdings*	75
Net Investment Advisory Fees	$362,028
Portfolio Turnover	20%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	12.3%
Apple, Inc.	10.2%
Microsoft Corp.	8.5%
Broadcom, Inc.	4.1%
Micron Technology, Inc.	3.2%

C000008376
Shareholder Report [Line Items]
Fund Name	UltraBear ProFund
Class Name	Investor
Trading Symbol	URPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.78%
AssetsNet	$ 5,754,151
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 10,427
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,754,151
Number of Holdings*	5
Net Investment Advisory Fees	$10,427
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008377
Shareholder Report [Line Items]
Fund Name	UltraBear ProFund
Class Name	Service
Trading Symbol	URPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$123	2.64%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.64%
AssetsNet	$ 5,754,151
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 10,427
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,754,151
Number of Holdings*	5
Net Investment Advisory Fees	$10,427
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008340
Shareholder Report [Line Items]
Fund Name	UltraBull ProFund
Class Name	Investor
Trading Symbol	ULPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.33%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.33%
AssetsNet	$ 171,482,100
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 710,351
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$171,482,100
Number of Holdings*	509
Net Investment Advisory Fees	$710,351
Portfolio Turnover	116%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.7%
Apple, Inc.	4.7%
Microsoft Corp.	3.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class A	2.4%

C000008341
Shareholder Report [Line Items]
Fund Name	UltraBull ProFund
Class Name	Service
Trading Symbol	ULPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$127	2.33%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.33%
AssetsNet	$ 171,482,100
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 710,351
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$171,482,100
Number of Holdings*	509
Net Investment Advisory Fees	$710,351
Portfolio Turnover	116%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.7%
Apple, Inc.	4.7%
Microsoft Corp.	3.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class A	2.4%

C000057897
Shareholder Report [Line Items]
Fund Name	UltraChina ProFund
Class Name	Investor
Trading Symbol	UGPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.34%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.34%
AssetsNet	$ 25,219,028
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 94,621
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$25,219,028
Number of Holdings*	55
Net Investment Advisory Fees	$94,621
Portfolio Turnover	54%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	18.7%
PDD Holdings, Inc.	10.1%
NetEase, Inc.	5.6%
Baidu, Inc.	5.5%
BeOne Medicines, Ltd.	4.2%

C000057898
Shareholder Report [Line Items]
Fund Name	UltraChina ProFund
Class Name	Service
Trading Symbol	UGPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$124	2.33%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.33%
AssetsNet	$ 25,219,028
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 94,621
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$25,219,028
Number of Holdings*	55
Net Investment Advisory Fees	$94,621
Portfolio Turnover	54%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	18.7%
PDD Holdings, Inc.	10.1%
NetEase, Inc.	5.6%
Baidu, Inc.	5.5%
BeOne Medicines, Ltd.	4.2%

C000008346
Shareholder Report [Line Items]
Fund Name	UltraDow 30 ProFund
Class Name	Investor
Trading Symbol	UDPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.38%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.38%
AssetsNet	$ 42,903,122
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 156,018
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$42,903,122
Number of Holdings*	35
Net Investment Advisory Fees	$156,018
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	8.8%
Caterpillar, Inc.	6.2%
Microsoft Corp.	4.1%
The Home Depot, Inc.	3.5%
The Sherwin-Williams Co.	3.3%

C000008347
Shareholder Report [Line Items]
Fund Name	UltraDow 30 ProFund
Class Name	Service
Trading Symbol	UDPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$132	2.38%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.38%
AssetsNet	$ 42,903,122
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 156,018
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$42,903,122
Number of Holdings*	35
Net Investment Advisory Fees	$156,018
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	8.8%
Caterpillar, Inc.	6.2%
Microsoft Corp.	4.1%
The Home Depot, Inc.	3.5%
The Sherwin-Williams Co.	3.3%

C000024060
Shareholder Report [Line Items]
Fund Name	UltraEmerging Markets ProFund
Class Name	Investor
Trading Symbol	UUPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$109	1.78%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.78%
AssetsNet	$ 17,487,118
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 52,861
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$17,487,118
Number of Holdings*	56
Net Investment Advisory Fees	$52,861
Portfolio Turnover	127%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	17.8%
Alibaba Group Holding, Ltd.	16.5%
HDFC Bank, Ltd.	5.0%
ICICI Bank, Ltd.	3.4%
PDD Holdings, Inc.	3.3%

C000024061
Shareholder Report [Line Items]
Fund Name	UltraEmerging Markets ProFund
Class Name	Service
Trading Symbol	UUPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$169	2.78%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	2.78%
AssetsNet	$ 17,487,118
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 52,861
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$17,487,118
Number of Holdings*	56
Net Investment Advisory Fees	$52,861
Portfolio Turnover	127%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	17.8%
Alibaba Group Holding, Ltd.	16.5%
HDFC Bank, Ltd.	5.0%
ICICI Bank, Ltd.	3.4%
PDD Holdings, Inc.	3.3%

C000024071
Shareholder Report [Line Items]
Fund Name	UltraInternational ProFund
Class Name	Investor
Trading Symbol	UNPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$104	1.78%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.78%
AssetsNet	$ 8,278,990
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 19,992
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,278,990
Number of Holdings*	5
Net Investment Advisory Fees	$19,992
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024072
Shareholder Report [Line Items]
Fund Name	UltraInternational ProFund
Class Name	Service
Trading Symbol	UNPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$162	2.78%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	2.78%
AssetsNet	$ 8,278,990
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 19,992
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,278,990
Number of Holdings*	5
Net Investment Advisory Fees	$19,992
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008350
Shareholder Report [Line Items]
Fund Name	UltraJapan ProFund
Class Name	Investor
Trading Symbol	UJPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$107	1.58%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.58%
AssetsNet	$ 29,118,142
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 114,726
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$29,118,142
Number of Holdings*	5
Net Investment Advisory Fees	$114,726
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008351
Shareholder Report [Line Items]
Fund Name	UltraJapan ProFund
Class Name	Service
Trading Symbol	UJPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$174	2.58%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	2.58%
AssetsNet	$ 29,118,142
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 114,726
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$29,118,142
Number of Holdings*	5
Net Investment Advisory Fees	$114,726
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000034818
Shareholder Report [Line Items]
Fund Name	UltraLatin America ProFund
Class Name	Investor
Trading Symbol	UBPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$131	1.77%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.77%
AssetsNet	$ 14,195,581
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 30,561
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$14,195,581
Number of Holdings*	40
Net Investment Advisory Fees	$30,561
Portfolio Turnover	140%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Vale S.A.	12.4%
Itau Unibanco Holding S.A.	10.2%
Petroleo Brasileiro S.A.	6.9%
Petroleo Brasileiro S.A.	6.1%
Banco Bradesco S.A.	4.3%

C000034819
Shareholder Report [Line Items]
Fund Name	UltraLatin America ProFund
Class Name	Service
Trading Symbol	UBPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$204	2.77%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	2.77%
AssetsNet	$ 14,195,581
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 30,561
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$14,195,581
Number of Holdings*	40
Net Investment Advisory Fees	$30,561
Portfolio Turnover	140%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Vale S.A.	12.4%
Itau Unibanco Holding S.A.	10.2%
Petroleo Brasileiro S.A.	6.9%
Petroleo Brasileiro S.A.	6.1%
Banco Bradesco S.A.	4.3%

C000008342
Shareholder Report [Line Items]
Fund Name	UltraMid-Cap ProFund
Class Name	Investor
Trading Symbol	UMPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.41%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.41%
AssetsNet	$ 38,587,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 127,625
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$38,587,000
Number of Holdings*	405
Net Investment Advisory Fees	$127,625
Portfolio Turnover	34%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Ciena Corp.	0.7%
Coherent Corp.	0.7%
Lumentum Holdings, Inc.	0.6%
Curtiss-Wright Corp.	0.5%
Flex, Ltd.	0.5%

C000008343
Shareholder Report [Line Items]
Fund Name	UltraMid-Cap ProFund
Class Name	Service
Trading Symbol	UMPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$131	2.41%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.41%
AssetsNet	$ 38,587,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 127,625
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$38,587,000
Number of Holdings*	405
Net Investment Advisory Fees	$127,625
Portfolio Turnover	34%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Ciena Corp.	0.7%
Coherent Corp.	0.7%
Lumentum Holdings, Inc.	0.6%
Curtiss-Wright Corp.	0.5%
Flex, Ltd.	0.5%

C000008348
Shareholder Report [Line Items]
Fund Name	UltraNasdaq-100 ProFund
Class Name	Investor
Trading Symbol	UOPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.31%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.31%
AssetsNet	$ 1,213,906,291
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 5,045,116
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,213,906,291
Number of Holdings*	106
Net Investment Advisory Fees	$5,045,116
Portfolio Turnover	36%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	5.5%
Microsoft Corp.	4.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. - Class A	3.0%

C000008349
Shareholder Report [Line Items]
Fund Name	UltraNasdaq-100 ProFund
Class Name	Service
Trading Symbol	UOPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$126	2.31%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.31%
AssetsNet	$ 1,213,906,291
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 5,045,116
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,213,906,291
Number of Holdings*	106
Net Investment Advisory Fees	$5,045,116
Portfolio Turnover	36%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	5.5%
Microsoft Corp.	4.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. - Class A	3.0%

C000057903
Shareholder Report [Line Items]
Fund Name	UltraShort China ProFund
Class Name	Investor
Trading Symbol	UHPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	1.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.78%
AssetsNet	$ 2,484,319
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,484,319
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000057904
Shareholder Report [Line Items]
Fund Name	UltraShort China ProFund
Class Name	Service
Trading Symbol	UHPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$116	2.56%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.56%
AssetsNet	$ 2,484,319
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,484,319
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008382
Shareholder Report [Line Items]
Fund Name	UltraShort Dow 30 ProFund
Class Name	Investor
Trading Symbol	UWPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,053,366
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,053,366
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008383
Shareholder Report [Line Items]
Fund Name	UltraShort Dow 30 ProFund
Class Name	Service
Trading Symbol	UWPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$128	2.78%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,053,366
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,053,366
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024074
Shareholder Report [Line Items]
Fund Name	UltraShort Emerging Markets ProFund
Class Name	Investor
Trading Symbol	UVPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.78%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.78%
AssetsNet	$ 408,759
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$408,759
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024075
Shareholder Report [Line Items]
Fund Name	UltraShort Emerging Markets ProFund
Class Name	Service
Trading Symbol	UVPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$116	2.78%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.78%
AssetsNet	$ 408,759
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$408,759
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024083
Shareholder Report [Line Items]
Fund Name	UltraShort International ProFund
Class Name	Investor
Trading Symbol	UXPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$79	1.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,862,088
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,862,088
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024084
Shareholder Report [Line Items]
Fund Name	UltraShort International ProFund
Class Name	Service
Trading Symbol	UXPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$122	2.78%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,862,088
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,862,088
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024080
Shareholder Report [Line Items]
Fund Name	UltraShort Japan ProFund
Class Name	Investor
Trading Symbol	UKPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$70	1.79%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.79%
AssetsNet	$ 1,605,429
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,605,429
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024081
Shareholder Report [Line Items]
Fund Name	UltraShort Japan ProFund
Class Name	Service
Trading Symbol	UKPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$108	2.79%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.79%
AssetsNet	$ 1,605,429
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,605,429
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000034786
Shareholder Report [Line Items]
Fund Name	UltraShort Latin America ProFund
Class Name	Investor
Trading Symbol	UFPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$67	1.78%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.78%
AssetsNet	$ 6,134,896
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$6,134,896
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000034787
Shareholder Report [Line Items]
Fund Name	UltraShort Latin America ProFund
Class Name	Service
Trading Symbol	UFPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$104	2.78%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.78%
AssetsNet	$ 6,134,896
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$6,134,896
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008378
Shareholder Report [Line Items]
Fund Name	UltraShort Mid-Cap ProFund
Class Name	Investor
Trading Symbol	UIPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.78%
AssetsNet	$ 477,711
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$477,711
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008379
Shareholder Report [Line Items]
Fund Name	UltraShort Mid-Cap ProFund
Class Name	Service
Trading Symbol	UIPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$130	2.78%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.78%
AssetsNet	$ 477,711
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$477,711
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008384
Shareholder Report [Line Items]
Fund Name	UltraShort Nasdaq-100 ProFund
Class Name	Investor
Trading Symbol	USPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.78%
AssetsNet	$ 15,357,058
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 41,460
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$15,357,058
Number of Holdings*	5
Net Investment Advisory Fees	$41,460
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008385
Shareholder Report [Line Items]
Fund Name	UltraShort Nasdaq-100 ProFund
Class Name	Service
Trading Symbol	USPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$128	2.78%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.78%
AssetsNet	$ 15,357,058
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 41,460
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$15,357,058
Number of Holdings*	5
Net Investment Advisory Fees	$41,460
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008380
Shareholder Report [Line Items]
Fund Name	UltraShort Small-Cap ProFund
Class Name	Investor
Trading Symbol	UCPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.78%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,126,396
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 7,364
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,126,396
Number of Holdings*	5
Net Investment Advisory Fees	$7,364
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008381
Shareholder Report [Line Items]
Fund Name	UltraShort Small-Cap ProFund
Class Name	Service
Trading Symbol	UCPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$112	2.61%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.61%
AssetsNet	$ 3,126,396
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 7,364
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,126,396
Number of Holdings*	5
Net Investment Advisory Fees	$7,364
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008344
Shareholder Report [Line Items]
Fund Name	UltraSmall-Cap ProFund
Class Name	Investor
Trading Symbol	UAPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.46%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.46%
AssetsNet	$ 52,180,178
Holdings Count | Holding	1,951
Advisory Fees Paid, Amount	$ 214,351
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$52,180,178
Number of Holdings*	1,951
Net Investment Advisory Fees	$214,351
Portfolio Turnover	61%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Bloom Energy Corp. - Class A	0.8%
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Nextpower, Inc. - Class A	0.4%

C000008345
Shareholder Report [Line Items]
Fund Name	UltraSmall-Cap ProFund
Class Name	Service
Trading Symbol	UAPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$145	2.46%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	2.46%
AssetsNet	$ 52,180,178
Holdings Count | Holding	1,951
Advisory Fees Paid, Amount	$ 214,351
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$52,180,178
Number of Holdings*	1,951
Net Investment Advisory Fees	$214,351
Portfolio Turnover	61%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Bloom Energy Corp. - Class A	0.8%
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Nextpower, Inc. - Class A	0.4%

C000008417
Shareholder Report [Line Items]
Fund Name	U.S. Government Plus ProFund
Class Name	Investor
Trading Symbol	GVPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.70%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
AssetsNet	$ 3,016,682
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,231
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,016,682
Number of Holdings*	5
Net Investment Advisory Fees	$5,231
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008418
Shareholder Report [Line Items]
Fund Name	U.S. Government Plus ProFund
Class Name	Service
Trading Symbol	GVPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$137	2.70%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	2.70%
AssetsNet	$ 3,016,682
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,231
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,016,682
Number of Holdings*	5
Net Investment Advisory Fees	$5,231
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008413
Shareholder Report [Line Items]
Fund Name	Utilities UltraSector ProFund
Class Name	Investor
Trading Symbol	UTPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
AssetsNet	$ 10,445,958
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 101,240
InvestmentCompanyPortfolioTurnover	362.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,445,958
Number of Holdings*	36
Net Investment Advisory Fees	$101,240
Portfolio Turnover	362%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NextEra Energy, Inc.	10.8%
The Southern Co.	5.8%
Duke Energy Corp.	5.5%
Constellation Energy Corp.	5.2%
American Electric Power Co., Inc.	3.8%

C000008414
Shareholder Report [Line Items]
Fund Name	Utilities UltraSector ProFund
Class Name	Service
Trading Symbol	UTPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$133	2.62%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	2.62%
AssetsNet	$ 10,445,958
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 101,240
InvestmentCompanyPortfolioTurnover	362.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,445,958
Number of Holdings*	36
Net Investment Advisory Fees	$101,240
Portfolio Turnover	362%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NextEra Energy, Inc.	10.8%
The Southern Co.	5.8%
Duke Energy Corp.	5.5%
Constellation Energy Corp.	5.2%
American Electric Power Co., Inc.	3.8%